FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2011
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5:-	FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2011	2010

Finished goods used in operations	$15,922	$16,418
Accumulated depreciation	(12,284)	(12,951)

Net finished goods used in operations	$3,638	$3,467

Depreciation expense was $ 2,480, $ 2,798 and $ 3,017 in the years ended December 31, 2011, 2010 and 2009, respectively.